Statements of Operations (Annual Report) (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Operating expenses from continuing operations:
General and administrative	$ 100,877	$ 60,953
Total operating expenses from continuing operations	100,877	60,953
Benefit from income taxes on continued operations	31,579
Loss from continuing operations	(69,298)	(60,953)
Discontinued operations:
Income (loss) from discontinued operations	4,338,724	(529,332)
Provision (benefit) for income taxes	1,610,509	(12,600)
Income (loss) on discontinued operations	2,728,215	(516,732)
Net income (loss)	$ 2,658,917
Net income (loss) per share - basic
Loss from continuing operations	$ 0.00	$ 0.00
Income (loss) from discontinued operations	$ 0.05	$ (0.01)
Net income (loss) per share - basic	$ 0.05	$ (0.01)
Net income (loss) per share - diluted
Loss from continuing operations	$ 0.00	$ 0.00
Income (loss) from discontinued operations	$ 0.05	$ (0.01)
Net income (loss) per share - diluted	$ 0.05	$ (0.01)
Weighted average number of common shares outstanding - basic	46,597,338	43,612,365
Weighted average number of common shares outstanding - diluted	49,097,338	43,612,365